Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 297	¥ 202
Debt securities issued by SPEs with an initial fair value	2,799	1,769
Cash inflows from third parties on the sale of debt securities	2,564	1,245
Cumulative balance of financial assets transferred to SPEs	5,323	4,177
Retained interests	160	163
Interests held in SPEs	27	¥ 24
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	¥ 19